UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
December 31, 2023
Institutional Small-Cap Stock Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional Small-Cap Stock Fund
HIGHLIGHTS
The Institutional Small-Cap Stock Fund advanced and outperformed the Russell 2000 Index, as major U.S. stock indexes produced strong gains and rebounded from weaker performance in 2022.
Stock selection in the health care, industrials and business services, and consumer discretionary sectors were notably strong, while the financials sector was the most significant detractor due to our stock choices.
Bottom-up stock selection continued to drive our portfolio positioning. We sought companies that are attempting to solve hard prob-
lems, believing that they will be successful regardless of the macro environment.
We maintain conviction in our investment process, remain focused on identifying the advantaged companies across our universe that offer relative value, and believe that our fundamental and patient approach will provide strong long-term results.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.
com/personal-investing/help/fees-and-minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Institutional Small-Cap Stock Fund
Market Commentary

Dear Investor
Global stock and bond indexes were broadly positive during
2023 as most economies managed to avoid the recession
that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial
intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling
interest rates.
For the 12-month period, the technology-oriented Nasdaq
Composite Index rose about 43%, reaching a record
high and producing the strongest result of the major
benchmarks. Growth stocks outperformed value shares, and
developed market stocks generally outpaced their emerging
markets counterparts. Currency movements were mixed
over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in
European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer
discretionary sectors were all lifted by the tech rally and
recorded significant gains. A small group of tech-oriented
mega-cap companies helped drive much of the market’s
advance. Conversely, the defensive utilities sector had the
weakest returns in the growth-focused environment, and
the energy sector also lost ground amid declining oil prices.
The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-
performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets
during the period, with gross domestic product growth
coming in at 4.9% in the third quarter, the highest since
the end of 2021. Corporate fundamentals were also broadly
supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the
third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle East, the continuing conflict between Russia and Ukraine, and a
sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged
by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50%
in July, the highest level since March 2001, and at its final meeting of the year in December, the central bank indicated
that there could be three 25-basis-point rate cuts in 2024.
The yield of the benchmark 10-year U.S. Treasury note
briefly reached 5.00% in October for the first time since late
2007 before falling back to 3.88% by period-end, the same
level where it started the year, amid cooler-than-expected
inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields.
Investment-grade and high yield corporate bonds produced
solid returns, supported by the higher coupons that have
become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience
in 2023, but considerable uncertainty remains as we look
ahead. Geopolitical events, the path of monetary policy,
and the impact of the Fed’s rate hikes on the economy all
raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool
for identifying risks and opportunities, and our investment
teams will continue to use fundamental research to help
identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Institutional Small-Cap Stock Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital growth by
investing primarily in stocks of small companies.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Institutional Small-Cap Stock Fund returned 17.55% for
2023. The fund outperformed the Russell 2000 Index but
underperformed its Lipper peer group. Lipper currently
classifies the fund as a small-cap growth portfolio, but we have not changed our investment approach. The fund outperformed
the Lipper Small-Cap Core Funds Index. ( Past performance
cannot guarantee future results .)
What factors influenced the fund’s performance?
The health care sector added value due to stock choices, led by two names boosted by acquisition announcements. Shares of
Abcam, a producer and distributor of research-grade
antibodies, spiked in the period on news that the company
would be acquired by Danaher. Shares of clinical-stage
biopharmaceutical company Karuna Therapeutics also surged
following an announcement that Bristol-Myers Squibb is
expected to acquire the company. Blueprint Medicines is a
commercial-stage biotechnology company focused on
developing precision small molecule treatments for cancer.
Shares rose sharply late in the period following news that sales exceeded estimates for its Aykavit medicine, which is primarily used for patients with indolent systemic mastocytosis (ISM).
The company has also released positive news regarding
elenestinib, a KIT D816V inhibitor that also treats ISM. Recent data seemingly confirming that Blueprint’s dominance relative to a competitor within the ISM market further boosted shares.
Stock choices in the industrials and business services sector contributed, most notably our holdings in less-than-truckload
(LTL) company Saia and Ingersoll Rand, a maker of industrial pumps, compressors, and other flow control products. LTL is a shipping service for relatively small loads that don’t require a full truckload trailer. Both companies executed well during the year, and we trimmed our stakes on strength.
Stock selection in the consumer discretionary sector boosted relative results, especially our holding in Cava, the largest
Mediterranean restaurant company in the U.S. We first
invested in Cava while the company was still private, and
shares performed well following the company’s initial public offering. We like the company’s concept, management’s ability to execute, and the potential for continued margin expansion as the brand scales. Duolingo, an educational mobile app
focused on language learning, was another strong performer.
Duolingo has experienced strong subscriber and revenue
growth while maintaining cost discipline and has consistently exceeded market expectations. Solid execution and favorable
customer traffic trends amid a supportive closeout
environment aided shares of Ollie’s Bargain Outlet Holdings.
We have a positive long-term view of Ollie’s given its strong customer value proposition and its long runway for unit
growth.
On the negative side, the regional banking turmoil in March
weighed on some of our holdings in the financials sector. The closure of Signature Bank, announced by regulators on
March 12, 2023, marks the fourth-largest bank failure in U.S.
history. Signature Bank’s weakness appeared to reflect concerns about its exposure to the U.S. dollar-denominated operating
deposits of companies involved in cryptocurrency and other
digital assets. The bank’s customer concentration within the highly connected New York real estate market also likely led to the pace of withdrawals resulting in its collapse. Our out-of-
benchmark exposure to the company weighed on relative
performance. Similarities to Silicon Valley Bank, including
some exposure to the tech and innovation sector, sparked a
large outflow of deposits at Western Alliance Bancorporation, a large community bank operating in California, Nevada, and
Arizona. The company has since rebounded from oversold
conditions.
The energy sector also detracted, due mainly to stock
selection, but an underweight allocation also hindered returns.
Shares of Devon Energy declined due to weaker execution
relative to peers, who raised production guidance with less
capital expenditure while Devon maintained both production
and capex guidance.
How is the fund positioned?
Bottom-up stock selection continued to drive our portfolio
positioning. We sought companies that are attempting to solve hard problems, believing that they will be successful regardless of the macro environment. The industrials and business
services sector represents our largest sector allocation and overweight versus the benchmark. We found opportunities
across the various sectors, but some of our largest purchases occurred within energy, where we narrowed our underweight.
On the other hand, we sold holdings that were acquired, that performed well, or in which our conviction has begun to wane, and we used proceeds to fund names that have come under
pressure.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Institutional Small-Cap Stock Fund 8.02% 17.55%
Russell 2000 Index 8.18 16.93
Lipper Small-Cap Core Funds Index 8.96 16.15
Lipper Small-Cap Growth Funds
Index 5.93 18.36
S&P 500 Index 8.04 26.29

T. ROWE PRICE Institutional Small-Cap Stock Fund

The industrials and business services sector has been an
investment focus for multiple years. Generally, we look for
companies with durable businesses and strong management
teams, a history of strong execution, quality lean production, and a focus on shareholder value. We tend to find
opportunities in companies with niche products that service
growing end markets. Our top holding in the sector, although we did trim to manage the position size, is Ingersoll Rand,
mentioned earlier. The company was formed by the 2020
merger of Gardner Denver and the industrial division of
Ingersoll Rand, a deal that left the combined company with a significant margin improvement opportunity. We believe the
company has a best-in-class management team, a compelling
combination of solid underlying businesses with secular
tailwinds, and the ability to generate organic growth from
share gains and mergers and acquisitions. Another large
position was in Saia, a less-than-truckload company benefiting from an improving industry backdrop. Additionally, the
company is seen to be a benefactor of competitor Yellow’s
bankruptcy. Saia is expanding its footprint and has been
investing for future growth, which should flow through to
shareholder returns over time.
Within the energy sector, we seek selective exposure to high-
quality, low-cost producers with attractive acreage for
production and the ability to withstand sector headwinds. A
pullback in the sector, as gas and oil prices declined, created compelling entry points in companies including onshore
exploration and production names Range Resources and
Southwestern Energy. We believe these companies will benefit from a favorable natural gas outlook. We also added a position in global oil field service and equipment company
TechnipFMC, the clear market leader in the subsea segment.
We believe increased offshore spending will lead to
accelerating cash flows and significant margin improvement.
On the sale side, we exited Devon Energy, which had moved
beyond our market capitalization, and Patterson-UTI Energy
in favor of those higher-conviction names.
Other large sales included trimming longtime holdings Lattice
Semiconductor and Ollie’s Bargain Outlet Holdings on
strength following share price appreciation and the merger-
driven eliminations of health care companies Abcam and
Prometheus Biosciences. Rounding out top trades, we also
exited software company SS&C Technologies on market
capitalization considerations.
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/23 12/31/23
Industrials and Business Services 17.9% 19.5%
Health Care 19.2  17.4
Financials 14.0  15.7
Information Technology 12.9  13.4
Consumer Discretionary 12.6  11.5
Energy 4.8  6.0
Real Estate 5.3  5.2
Materials 3.7  4.1
Utilities 3.0  2.8
Consumer Staples 3.8  2.8
Communication Services 0.2  0.6
Other and Reserves 2.6  1.0
Total 100.0% 100.0%
Historical weightings reflect current industry/sector classifications.

T. ROWE PRICE Institutional Small-Cap Stock Fund

What is portfolio management’s outlook?
Arguably the most significant factor affecting the U.S.
economy throughout the year was rising interest rates in
response to elevated inflation. The Federal Reserve raised
short-term interest rates four times through the end of July, lifting the fed funds target rate to the 5.25% to 5.50% range.
However, equities rallied in the fourth quarter as longer-term interest rates fell sharply in response to weaker-than-expected inflation and labor market data and also as Fed officials
projected at their mid-December policy meeting that there
could be three quarter-point interest rate cuts in 2024. We had believed for some time that the market was seeking a reason to run, and it finally came to pass as the year concluded.
We do see some economic green shoots, but we remain
cautious on the economy as well as small-cap fundamentals
more broadly. The first quarter of 2024 brings an earnings
season that could potentially derail the rally if results do not meet the lofty expectations that the market has now priced in.
It is also not clear to us that the Fed will reduce rates to the extent the market expects, and if those expectations are not met, we could see weakness in small-cap stocks. The domestic political and geopolitical environments remain volatile, and we are heading into what will likely be a highly contentious 2024 presidential election. While we monitor these macroeconomic
factors, we do not make top-down adjustments to the portfolio in response. We maintain conviction in our investment
process, remain focused on identifying the advantaged
companies across our universe that offer relative value, and believe that our fundamental and patient approach will
provide strong long-term results.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Institutional Small-Cap Stock Fund

RISKS OF INVESTING IN THE INSTITUTIONAL SMALL-
CAP STOCK FUND
Stocks generally fluctuate in value more than bonds and may
decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling
prices. The value of a stock in which the fund invests may
decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of
factors that affect a particular company or industry.
Because the fund may hold stocks with either growth or value characteristics, it could underperform other stock funds that take a strictly growth or value approach to investing when one style is currently in favor. Growth stocks tend to be more
volatile than the overall stock market and can have sharp price declines as a result of earnings disappointments. Value stocks carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.
Because the fund invests primarily in securities issued by
small-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by larger companies.
Small companies often have less experienced management,
narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to
changes in overall economic conditions, and their securities may be difficult to trade.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in
this report was supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: London Stock Exchange Group plc and its group
undertakings (collectively, the “LSE Group”). © LSE Group
2024. FTSE Russell is a trading name of certain of the LSE
Group companies.  “Russell
®
” is/are a trademark(s) of the
relevant LSE Group companies and is/are used by any other
LSE Group company under license. All rights in the FTSE
Russell indexes or data vest in the relevant LSE Group
company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further
distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent.
The LSE Group does not promote, sponsor or endorse the
content of this communication. The LSE Group is not
responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.
Note: Copyright © 2024, S&P Global Market Intelligence (and
its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the
relevant party. Such party, its affiliates and suppliers (“Content
Providers”) do not guarantee the accuracy, adequacy,
completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or
otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content
Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any
observation concerning an investment that is part of the
Content is not a recommendation to buy, sell or hold such
investment or security, does not address the appropriateness of an investment or security and should not be relied on as
investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Institutional Small-Cap Stock Fund

TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
Cava Group 1.5%
Ingersoll Rand 1.3
Element Solutions 1.1
EastGroup Properties 1.1
Burlington Stores 1.0
BellRing Brands 1.0
PennyMac Financial Services 1.0
Selective Insurance Group 1.0
FirstService 1.0
RBC Bearings 0.9
Diamondback Energy 0.9
Saia 0.9
Federal Signal 0.9
Entegris 0.9
Papa John's International 0.9
Molina Healthcare 0.9
PAR Technology 0.9
Teledyne Technologies 0.8
Onto Innovation 0.8
Karuna Therapeutics 0.8
Descartes Systems Group 0.8
SPX Technologies 0.8
DoubleVerify Holdings 0.8
Cboe Global Markets 0.8
AZZ 0.8
Total 23.6%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Institutional Small-Cap Stock Fund

GROWTH OF $1 MILLION
This chart shows the value of a hypothetical $1 million investment in the fund over the past 10 fiscal year periods or since inception
(for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INSTITUTIONAL SMALL-CAP STOCK FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and
(2) ongoing costs, including management fees, distribution and service
(12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Institutional Small-Cap Stock Fund 17.55% 12.01% 9.35%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact a
T. Rowe Price representative at 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions.
Returns do not reflect taxes that the shareholder may pay on distributions or the redemption of shares. When assessing performance, investors should consider both short- and long-term returns.
Institutional Small-Cap Stock Fund 0.66%
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Institutional Small-Cap Stock Fund

INSTITUTIONAL SMALL-CAP STOCK FUND
Beginning
Account
Value
7/1/23
Ending
Account
Value
12/31/23
Expenses
Paid During
Period*
7/1/23 to
12/31/23
Actual $1,000.00 $1,080.20 $3.46
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,021.88   3.36
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.66%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Institutional Small-Cap Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 23.90 $ 32.85 $ 30.62 $ 25.61 $ 20.30
Investment activities
Net investment income
(1)(2)
0.09 0.06 0.01 0.05 0.04
Net realized and unrealized gain/loss 4.10 (7.73) 5.02 6.35 6.84
Total from investment activities 4.19 (7.67) 5.03 6.40 6.88
Distributions
Net investment income (0.12) (0.05) (0.02) (0.05) (0.04)
Net realized gain (1.34) (1.23) (2.78) (1.34) (1.53)
Total distributions (1.46) (1.28) (2.80) (1.39) (1.57)
NET ASSET VALUE
End of period $ 26.63 $ 23.90 $ 32.85 $ 30.62 $ 25.61
Ratios/Supplemental Data
Total return
(2)(3)
17.55% (23.31)% 16.77% 25.00% 33.96%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.66% 0.66% 0.66% 0.66% 0.66%
Net expenses after waivers/payments by Price
Associates 0.66% 0.66% 0.66% 0.66% 0.66%
Net investment income 0.37% 0.21% 0.02% 0.19% 0.17%
Portfolio turnover rate 26.2% 25.1% 18.9% 22.6% 28.7%
Net assets, end of period (in millions) $ 4,401 $ 4,479 $ 6,158 $ 6,164 $ 5,645
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional Small-Cap Stock Fund
December 31, 2023

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.8%
COMMUNICATION SERVICES 0.6%
Entertainment 0.4%
Liberty Media Corp-Liberty Live, Class
C  (1) 469,445 17,553
17,553
Interactive Media & Services 0.2%
Vimeo (1) 2,299,600 9,014
9,014
Total Communication Services 26,567
CONSUMER
DISCRETIONARY 11.4%
Automobiles 0.4%
Rivian Automotive, Class A  (1) 664,306 15,585
15,585
Broadline Retail 0.8%
Kohl's  309,888 8,887
Ollie's Bargain Outlet Holdings  (1) 281,350 21,352
Savers Value Village  (1) 275,088 4,781
35,020
Diversified Consumer Services 1.9%
Bright Horizons Family Solutions  (1) 291,669 27,487
Clear Secure, Class A  639,413 13,204
Duolingo  (1) 90,501 20,530
Rover Group, Acquisition Date:
8/2/21, Cost $—  (1)(2)(3) 361,837 —
Strategic Education  245,437 22,671
83,892
Hotels, Restaurants & Leisure 4.6%
BJ's Restaurants  (1) 500,353 18,018
Cava Group  (1) 1,485,560 63,849
Chuy's Holdings  (1) 323,243 12,358
Dutch Bros, Class A  (1) 535,470 16,958
Jack in the Box  112,100 9,151
Papa John's International  501,341 38,217
Red Rock Resorts, Class A  270,798 14,442
Torchys Holdings, Class A, Acquisition
Date: 11/13/20, Cost $17,606  (1)(2)
(3)(4) 2,059,233 11,161
Wyndham Hotels & Resorts  210,763 16,947
201,101
Household Durables 0.8%
Installed Building Products  69,800 12,761
Skyline Champion  (1) 311,068 23,100
35,861
Specialty Retail 2.6%
Burlington Stores  (1) 231,025 44,930
Caleres  426,400 13,103
Five Below  (1) 70,164 14,956
Floor & Decor Holdings, Class A  (1) 54,295 6,057
Monro  460,888 13,523
RH  (1) 29,162 8,500
Warby Parker, Class A  (1) 1,061,626 14,969
116,038
Shares/Par $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury
Goods 0.3%
Skechers USA, Class A  (1) 242,577 15,122
15,122
Total Consumer Discretionary 502,619
CONSUMER STAPLES 2.9%
Beverages 0.7%
Boston Beer, Class A  (1) 81,553 28,184
Coca-Cola Consolidated  421 391
28,575
Food Products 1.2%
Farmers Business Network,
Acquisition Date: 11/3/17,
Cost $6,258  (1)(2)(3) 338,911 1,769
Post Holdings  (1) 232,767 20,497
Simply Good Foods  (1) 262,866 10,410
TreeHouse Foods  (1) 139,402 5,778
Utz Brands  770,874 12,519
50,973
Personal Care Products 1.0%
BellRing Brands  (1) 799,799 44,333
44,333
Total Consumer Staples 123,881
ENERGY 5.5%
Energy Equipment & Services 1.8%
ChampionX  684,261 19,987
Expro Group Holdings  (1) 594,056 9,457
Liberty Energy  1,162,541 21,089
NOV  640,200 12,983
TechnipFMC  866,007 17,442
80,958
Oil, Gas & Consumable Fuels 3.7%
Diamondback Energy  259,714 40,277
DT Midstream  265,900 14,571
Kimbell Royalty Partners  497,226 7,483
Magnolia Oil & Gas, Class A  973,513 20,726
Matador Resources  206,900 11,764
Range Resources  1,075,800 32,747
SM Energy  220,800 8,550
Southwestern Energy  (1) 4,009,857 26,265
162,383
Total Energy 243,341
FINANCIALS 15.6%
Banks 8.4%
BankUnited  467,213 15,152
Blue Foundry Bancorp  (1) 379,000 3,665
Cadence Bank  642,596 19,014
Capitol Federal Financial  1,369,413 8,833
Columbia Banking System  744,300 19,858
CRB Group, Acquisition Date:
4/14/22, Cost $1,368  (1)(2)(3) 13,013 950
CrossFirst Bankshares  (1) 611,395 8,303
Dime Community Bancshares  430,118 11,583

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dogwood State Bank, Non-Voting
Shares, Acquisition Date: 5/6/19,
Cost $1,511  (1)(2)(3) 151,114 2,652
Dogwood State Bank, Voting
Shares, Acquisition Date: 5/6/19,
Cost $742  (1)(2)(3) 74,220 1,303
Dogwood State Bank, Warrants,
5/6/24, Acquisition Date: 5/6/19,
Cost $—  (1)(2)(3) 22,533 177
East West Bancorp  408,477 29,390
Eastern Bankshares  698,400 9,917
Equity Bancshares, Class A  328,332 11,130
FB Financial  373,389 14,879
First Bancshares  416,332 12,211
Five Star Bancorp  298,457 7,814
Grasshopper Bancorp, Acquisition
Date: 10/12/18 - 5/2/19,
Cost $2,456  (1)(2)(3) 245,627 737
Grasshopper Bancorp, Warrants,
10/12/28, Acquisition Date: 10/12/18,
Cost $—  (1)(2)(3) 47,055 15
HarborOne Bancorp  249,630 2,991
Heritage Commerce  694,694 6,891
Home BancShares  463,329 11,736
Kearny Financial  736,600 6,607
Live Oak Bancshares  541,005 24,616
Origin Bancorp  507,766 18,061
Pacific Premier Bancorp  441,359 12,848
Pinnacle Financial Partners  288,806 25,190
Popular  146,929 12,058
Prosperity Bancshares  53,700 3,637
SouthState  307,678 25,983
Texas Capital Bancshares  (1) 213,999 13,831
Veritex Holdings  455,070 10,589
Western Alliance Bancorp  273,782 18,012
370,633
Capital Markets 1.7%
Cboe Global Markets  187,622 33,502
P10, Class A  1,121,773 11,464
StepStone Group, Class A  436,434 13,892
TMX Group (CAD)  635,355 15,368
74,226
Consumer Finance 0.4%
Encore Capital Group  (1) 230,331 11,690
PRA Group  (1) 237,644 6,226
17,916
Financial Services 1.3%
PennyMac Financial Services  497,659 43,978
Toast, Class A  (1) 660,988 12,070
56,048
Insurance 3.8%
Assurant  182,602 30,767
Axis Capital Holdings  539,140 29,852
First American Financial  353,989 22,811
Hanover Insurance Group  184,261 22,373
RLI  33,900 4,513
Selective Insurance Group  435,205 43,294
Shares/Par $ Value
(Cost and value in $000s)
‡
White Mountains Insurance Group  9,300 13,996
167,606
Total Financials 686,429
HEALTH CARE 16.0%
Biotechnology 7.7%
Agios Pharmaceuticals  (1) 198,600 4,423
Apellis Pharmaceuticals  (1) 508,152 30,418
Arcellx  (1) 176,800 9,812
Argenx, ADR  (1) 58,320 22,187
Ascendis Pharma, ADR  (1) 229,531 28,910
Avid Bioservices  (1) 886,483 5,762
Blueprint Medicines  (1) 202,499 18,679
Bridgebio Pharma  (1) 216,106 8,724
Cabaletta Bio  (1) 200,126 4,543
Crinetics Pharmaceuticals  (1) 363,951 12,949
CRISPR Therapeutics  (1) 125,883 7,880
Cytokinetics  (1) 314,052 26,220
HilleVax  (1) 151,854 2,437
Icosavax  (1) 322,039 5,075
Immatics  (1) 367,638 3,871
Immunocore Holdings, ADR  (1) 80,300 5,486
Insmed  (1) 731,849 22,680
Ionis Pharmaceuticals  (1) 350,071 17,710
Karuna Therapeutics  (1) 112,307 35,546
Kymera Therapeutics  (1) 129,514 3,298
Leap Therapeutics, Acquisition Date:
9/28/20, Cost $121  (1)(3) 9,500 36
MacroGenics  (1) 523,376 5,035
MoonLake Immunotherapeutics  (1) 168,064 10,149
MorphoSys, ADR  (1) 798,013 7,900
RAPT Therapeutics  (1) 218,507 5,430
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22, Cost $—  (1)
(3) 45,404 590
Syndax Pharmaceuticals  (1) 230,229 4,975
Vaxcyte  (1) 230,406 14,470
Verve Therapeutics  (1) 372,605 5,194
Xenon Pharmaceuticals  (1) 121,769 5,609
Zentalis Pharmaceuticals  (1) 230,092 3,486
339,484
Health Care Equipment &
Supplies 2.7%
ICU Medical  (1) 90,799 9,056
Masimo  (1) 247,531 29,013
Neogen  (1) 991,762 19,944
Outset Medical  (1) 681,089 3,685
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $7,145  (1)(2)(3) 1,897,440 759
Penumbra  (1) 14,558 3,662
PROCEPT BioRobotics  (1) 707,384 29,647
QuidelOrtho  (1) 285,017 21,006
116,772
Health Care Providers &
Services 2.6%
Alignment Healthcare  (1) 1,361,386 11,722
Guardant Health  (1) 239,031 6,466
Molina Healthcare  (1) 105,240 38,024

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NeoGenomics  (1) 1,360,680 22,016
Privia Health Group  (1) 1,012,264 23,312
U.S. Physical Therapy  134,888 12,563
114,103
Health Care Technology 0.2%
Certara (1) 525,977 9,252
9,252
Life Sciences Tools & Services 1.9%
10X Genomics, Class A  (1) 231,295 12,943
Azenta  (1) 68,956 4,492
Bruker  424,863 31,219
Pacific Biosciences of California  (1) 1,402,990 13,763
Repligen  (1) 65,232 11,729
Sotera Health  (1) 656,953 11,070
85,216
Pharmaceuticals 0.9%
Catalent (1) 316,124 14,203
Elanco Animal Health  (1) 935,300 13,936
EyePoint Pharmaceuticals  (1) 170,599 3,943
Structure Therapeutics, ADR  (1) 184,167 7,507
39,589
Total Health Care 704,416
INDUSTRIALS & BUSINESS
SERVICES 18.6%
Aerospace & Defense 0.3%
Bombardier, Class B (CAD)  (1) 175,625 7,052
Cadre Holdings  194,579 6,400
13,452
Building Products 2.0%
AAON  175,300 12,949
AZZ  569,151 33,062
CSW Industrials  123,020 25,516
Zurn Elkay Water Solutions  572,841 16,847
88,374
Commercial Services &
Supplies 1.9%
Casella Waste Systems, Class A  (1) 253,058 21,627
Rentokil Initial (GBP)  3,051,010 17,196
Stericycle  (1) 323,187 16,017
Tetra Tech  90,504 15,108
VSE  228,974 14,794
84,742
Construction & Engineering 0.6%
Arcosa  148,900 12,305
WillScot Mobile Mini Holdings  (1) 348,886 15,525
27,830
Electrical Equipment 0.2%
Thermon Group Holdings  (1) 226,975 7,393
7,393
Ground Transportation 1.3%
Convoy, Warrants, 3/15/33,
Acquisition Date: 3/24/23, Cost $—  (1)
(2)(3) 51,254 —
Landstar System  81,478 15,778
Shares/Par $ Value
(Cost and value in $000s)
‡
Saia  (1) 91,649 40,163
55,941
Machinery 8.3%
ATS (1) 105,676 4,552
Crane  128,200 15,146
Enerpac Tool Group  709,942 22,072
Enpro  106,055 16,623
Esab  188,426 16,322
ESCO Technologies  160,842 18,823
Federal Signal  508,806 39,046
Graco  246,983 21,428
Helios Technologies  265,761 12,052
Ingersoll Rand  721,063 55,767
John Bean Technologies  196,852 19,577
Marel (ISK)  1,195,327 4,146
Mueller Water Products, Class A  1,254,257 18,061
RBC Bearings  (1) 143,014 40,743
Spirax-Sarco Engineering (GBP)  79,805 10,678
SPX Technologies  (1) 337,405 34,081
Toro  147,191 14,129
363,246
Passenger Airlines 0.2%
Allegiant Travel  127,977 10,572
10,572
Professional Services 2.0%
Booz Allen Hamilton Holding  72,473 9,270
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $2,271  (1)(2)(3) 291,546 1,574
Clarivate  (1) 1,475,680 13,665
Legalzoom.com  (1) 680,312 7,687
NV5 Global  (1) 47,163 5,241
Parsons  (1) 485,131 30,423
Paycor HCM  (1) 919,332 19,848
87,708
Trading Companies &
Distributors 1.8%
Beacon Roofing Supply  (1) 294,195 25,601
Rush Enterprises, Class A  368,362 18,529
SiteOne Landscape Supply  (1) 202,366 32,884
77,014
Total Industrials & Business Services 816,272
INFORMATION
TECHNOLOGY 12.6%
Electronic Equipment, Instruments
& Components 4.3%
Cognex  105,900 4,420
CTS  354,480 15,505
Littelfuse  87,060 23,294
Mirion Technologies  (1) 2,394,180 24,540
Napco Security Technologies  323,906 11,094
Novanta  (1) 106,745 17,977
PAR Technology  (1) 866,680 37,735
Teledyne Technologies  (1) 83,404 37,222
Vontier  533,529 18,434
190,221

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services 0.1%
ServiceTitan, Acquisition Date:
11/9/18 - 5/4/21, Cost $582  (1)(2)(3) 12,412 905
Themis Solutions, Acquisition Date:
4/14/21, Cost $1,603  (1)(2)(3) 71,410 1,397
2,302
Semiconductors & Semiconductor
Equipment 3.5%
Allegro MicroSystems  (1) 360,100 10,900
Entegris  319,991 38,341
Lattice Semiconductor  (1) 462,844 31,932
MACOM Technology Solutions
Holdings  (1) 302,183 28,088
Onto Innovation  (1) 236,914 36,224
Power Integrations  110,973 9,112
154,597
Software 4.7%
Agilysys (1) 179,664 15,239
Altair Engineering, Class A  (1) 194,600 16,376
Amplitude, Class A  (1) 1,272,388 16,185
Braze, Class A  (1) 112,200 5,961
Descartes Systems Group  (1) 405,855 34,116
DoubleVerify Holdings  (1) 922,706 33,937
Envestnet  (1) 275,646 13,650
Five9  (1) 269,438 21,202
Manhattan Associates  (1) 65,484 14,100
Model N  (1) 234,700 6,321
Socure, Acquisition Date: 12/22/21,
Cost $1,200  (1)(2)(3) 74,692 467
Workiva  (1) 273,951 27,814
205,368
Total Information Technology 552,488
MATERIALS 3.5%
Chemicals 2.0%
Element Solutions  2,179,967 50,445
HB Fuller  147,341 11,995
Quaker Chemical  112,249 23,956
86,396
Metals & Mining 1.3%
Constellium (1) 1,556,315 31,064
ERO Copper (CAD)  (1) 666,872 10,544
Haynes International  311,405 17,765
59,373
Paper & Forest Products 0.2%
West Fraser Timber (CAD)  117,932 10,089
10,089
Total Materials 155,858
REAL ESTATE 5.2%
Health Care Real Estate Investment
Trusts 0.2%
Community Healthcare Trust, REIT  13,156 351
Healthcare Realty Trust, REIT  503,800 8,680
9,031
Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment
Trusts 1.9%
EastGroup Properties, REIT  253,209 46,474
Rexford Industrial Realty, REIT  464,844 26,078
Terreno Realty, REIT  196,050 12,286
84,838
Real Estate Management &
Development 2.0%
Colliers International Group  130,500 16,511
DigitalBridge Group  697,164 12,228
FirstService  266,780 43,242
Tricon Residential  1,698,112 15,453
87,434
Residential Real Estate Investment
Trusts 0.5%
Flagship Communities REIT  371,437 5,925
Independence Realty Trust, REIT  1,027,016 15,713
21,638
Specialized Real Estate Investment
Trusts 0.6%
CubeSmart, REIT  594,873 27,572
27,572
Total Real Estate 230,513
UTILITIES 2.8%
Electric Utilities 1.1%
IDACORP  250,149 24,595
MGE Energy  144,787 10,469
OGE Energy  411,200 14,363
49,427
Gas Utilities 1.3%
Chesapeake Utilities  303,301 32,038
ONE Gas  124,673 7,944
Southwest Gas Holdings  284,366 18,014
57,996
Water Utilities 0.4%
California Water Service Group  331,070 17,173
17,173
Total Utilities 124,596
Total Miscellaneous Common
Stocks  2.1%  (5) 91,349
Total Common Stocks (Cost
$2,875,477) 4,258,329
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition
Date: 3/24/23, Cost $356  (1)(2)(3) 355,569 —
Total Convertible Bonds (Cost $356) —

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 2.2%
CONSUMER DISCRETIONARY 0.0%
Hotels, Restaurants & Leisure 0.0%
Torchys Holdings, Acquisition Date:
11/13/20, Cost $3,632  (1)(2)(3)(4) 404,324 2,191
2,191
Specialty Retail 0.0%
1661, Series F, Acquisition Date:
5/28/21, Cost $6,391  (1)(2)(3) 1,098,082 1,098
1,098
Total Consumer Discretionary 3,289
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $17  (1)(2)(3) 919 5
Total Consumer Staples 5
FINANCIALS 0.1%
Banks 0.1%
CRB Group, Series D, Acquisition
Date: 1/28/22, Cost $4,795  (1)(2)(3) 45,609 3,330
Total Financials 3,330
HEALTH CARE 0.9%
Biotechnology 0.1%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $2,356  (1)(2)(3) 853,615 3,107
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $4,729  (1)(2)(3) 583,832 2,125
5,232
Health Care Equipment &
Supplies 0.1%
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $2,939  (1)(2)(3) 2,892,844 2,459
2,459
Health Care Providers &
Services 0.1%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $5,009  (1)(2)(3) 2,080,305 2,434
2,434
Life Sciences Tools & Services 0.6%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $2,524  (1)(2)(3) 214,212 1,921
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $3,365  (1)(2)(3) 381,143 1,109
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $3,621  (1)(2)(3) 265,089 16,099
Shares/Par $ Value
(Cost and value in $000s)
‡
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $6,907  (1)(2)(3) 155,519 9,445
28,574
Total Health Care 38,699
INDUSTRIALS & BUSINESS
SERVICES 0.3%
Aerospace & Defense 0.2%
ABL Space Systems, Series
B, Acquisition Date: 3/24/21,
Cost $3,410  (1)(2)(3) 75,721 2,655
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $6,074  (1)(2)(3) 1,087,799 5,298
7,953
Air Freight & Logistics 0.0%
FLEXE, Series C, Acquisition Date:
11/18/20, Cost $2,725  (1)(2)(3) 223,990 1,720
FLEXE, Series D, Acquisition Date:
4/7/22, Cost $1,607  (1)(2)(3) 78,800 605
2,325
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date:
1/20/22, Cost $2,969  (1)(2)(3) 142,571 404
404
Ground Transportation 0.0%
Convoy, Series C, Acquisition Date:
9/14/18, Cost $3,999  (1)(2)(3) 563,190 —
Convoy, Series D, Acquisition Date:
10/30/19, Cost $5,376  (1)(2)(3) 397,082 —
—
Professional Services 0.1%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $1,791  (1)(2)(3) 393,660 2,126
Checkr, Series D, Acquisition Date:
9/6/19, Cost $6,330  (1)(2)(3) 627,795 3,390
5,516
Total Industrials & Business Services 16,198
INFORMATION TECHNOLOGY 0.6%
IT Services 0.3%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $2,376  (1)(2)(3) 162,965 1,152
Haul Hub, Series C, Acquisition Date:
4/14/22, Cost $959  (1)(2)(3) 50,834 359
ServiceTitan, Series A-1, Acquisition
Date: 11/9/18, Cost $5  (1)(2)(3) 185 14
ServiceTitan, Series D, Acquisition
Date: 11/9/18, Cost $2,387  (1)(2)(3) 90,775 6,619
ServiceTitan, Series F, Acquisition
Date: 3/25/21, Cost $577  (1)(2)(3) 5,381 392
Themis Solutions, Series AA,
Acquisition Date: 4/14/21,
Cost $361  (1)(2)(3) 16,080 315
Themis Solutions, Series AB,
Acquisition Date: 4/14/21,
Cost $36  (1)(2)(3) 1,600 31

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series B,
Acquisition Date: 4/14/21,
Cost $39  (1)(2)(3) 1,750 34
Themis Solutions, Series E,
Acquisition Date: 4/14/21,
Cost $4,568  (1)(2)(3) 203,440 3,981
12,897
Software 0.3%
Nuro, Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $6,214  (1)
(2)(3) 475,993 1,947
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,216  (1)(2)(3) 154,275 631
SecurityScorecard, Series
E, Acquisition Date: 3/5/21,
Cost $3,099  (1)(2)(3) 613,641 3,130
Seismic Software, Series E,
Acquisition Date: 12/13/18,
Cost $3,462  (1)(2)(3) 549,145 3,948
Seismic Software, Series F, Acquisition
Date: 9/25/20, Cost $374  (1)(2)(3) 42,590 306
Socure, Series A, Acquisition Date:
12/22/21, Cost $1,459  (1)(2)(3) 90,776 567
Socure, Series A-1, Acquisition Date:
12/22/21, Cost $1,197  (1)(2)(3) 74,504 466
Socure, Series B, Acquisition Date:
12/22/21, Cost $22  (1)(2)(3) 1,348 9
Socure, Series E, Acquisition Date:
10/27/21, Cost $2,775  (1)(2)(3) 172,687 1,079
12,083
Total Information Technology 24,980
MATERIALS 0.3%
Chemicals 0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $4,206  (1)(2)(3) 88,718 4,235
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $5,284  (1)(2)(3) 128,029 2,597
6,832
Metals & Mining 0.1%
Kobold Metals, Series B-1, Acquisition
Date: 1/10/22, Cost $3,092  (1)(2)(3) 112,792 4,825
4,825
Total Materials 11,657
Total Convertible Preferred Stocks
(Cost $126,274) 98,158
Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve
Fund, 5.42%  (6)(7) 42,076,065 42,076
Total Short-Term Investments (Cost
$42,076) 42,076
Total Investments in Securities
100.0% of Net Assets
(Cost $3,044,183) $ 4,398,563

T. ROWE PRICE Institutional Small-Cap Stock Fund

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $122,650 and represents 2.8% of net assets.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
GBP British Pound
ISK Iceland Krona
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Institutional Small-Cap Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ —# $ — $ 5,586+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government Reserve Fund, 5.42% $ 134,889  ¤   ¤ $ 42,076^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $5,586 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $42,076.

T. ROWE PRICE Institutional Small-Cap Stock Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $3,044,183) $ 4,398,563
Receivable for investment securities sold 3,517
Receivable for shares sold 2,346
Dividends receivable 2,314
Cash 23
Other assets 36
Total assets 4,406,799
Liabilities
Payable for shares redeemed 2,739
Investment management fees payable 2,351
Payable for investment securities purchased 994
Due to affiliates 11
Payable to directors 3
Other liabilities 96
Total liabilities 6,194
NET ASSETS $ 4,400,605
Net Assets Consist of:
Total distributable earnings (loss) $ 1,383,687
Paid-in capital applicable to 165,274,057 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 3,016,918
NET ASSETS $ 4,400,605
NET ASSET VALUE PER SHARE $ 26.63

T. ROWE PRICE Institutional Small-Cap Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $262) $ 44,207
    Interest 6
Total income 44,213
Expenses
Investment management 27,842
Shareholder servicing 4
Prospectus and shareholder reports 46
Custody and accounting 257
Legal and audit 52
Registration 40
Proxy and annual meeting 20
Directors 15
Miscellaneous 57
Total expenses 28,333
Net investment income 15,880
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 207,960
Foreign currency transactions (10)
Net realized gain 207,950
Change in net unrealized gain on securities 477,613
Net realized and unrealized gain / loss 685,563
INCREASE IN NET ASSETS FROM OPERATIONS
$ 701,443

T. ROWE PRICE Institutional Small-Cap Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 15,880 $ 10,152
Net realized gain 207,950 218,707
Change in net unrealized gain / loss 477,613 (1,654,215)
Increase (decrease) in net assets from operations 701,443 (1,425,356)
Distributions to shareholders
Net earnings (228,171) (228,755)
Capital share transactions
*
Shares sold 387,492 310,831
Distributions reinvested 228,108 228,673
Shares redeemed (1,167,122) (564,639)
Decrease in net assets from capital share transactions (551,522) (25,135)
Net Assets
Decrease during period (78,250) (1,679,246)
Beginning of period 4,478,855 6,158,101
End of period $ 4,400,605 $ 4,478,855
*Share information (000s)
Shares sold 15,509 11,255
Distributions reinvested 8,647 9,637
Shares redeemed (46,312) (20,905)
Decrease in shares outstanding (22,156) (13)

T. ROWE PRICE Institutional Small-Cap Stock Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Institutional Small-Cap Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
In-Kind Subscriptions  Under certain circumstances, and when considered to be in the best interest of all shareholders, the fund may accept portfolio securities rather than cash as payment for the purchase of fund shares (in-kind subscription). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution.
In-kind subscriptions result in no gain or loss and no tax consequences for the fund. During the year ended December 31, 2023, the fund accepted $134,315,000 of in-kind subscriptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the
Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of

T. ROWE PRICE Institutional Small-Cap Stock Fund

contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR),
and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S.
securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Institutional Small-Cap Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended December 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2023, totaled $(50,195,000) for the year ended December 31, 2023. During the year, transfers into Level 3 resulted from a lack of observable market data for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,158,764 $ 75,699 $ 23,866 $ 4,258,329
Convertible Bonds — — — —
Convertible Preferred Stocks — — 98,158 98,158
Short-Term Investments 42,076 — — 42,076
Total $ 4,200,840 $ 75,699 $ 122,024 $ 4,398,563
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Ending
Balance
12/31/23
Investment in Securities
Common Stocks $ 58,637 $ 5,749 $ 6,257 $ (46,784) $ 7 $ 23,866
Convertible Bonds — (356) 356 — — —
Convertible Preferred Stocks 169,897 (48,326) — (23,413) — 98,158
Total $ 228,534 $ (42,933) $ 6,613 $ (70,197) $ 7 $ 122,024

T. ROWE PRICE Institutional Small-Cap Stock Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,097,619,000 and $1,902,479,000, respectively, for the year ended December 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains, if any) $ 18,312 $ 13,171
Long-term capital gain 209,859 215,584
Total distributions $ 228,171 $ 228,755
($000s)
Cost of investments $ 3,059,735
Unrealized appreciation $ 1,580,198
Unrealized depreciation (241,370)
Net unrealized appreciation (depreciation) $ 1,338,828

T. ROWE PRICE Institutional Small-Cap Stock Fund

At December 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.65% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
Effective November 1, 2023, the fund is subject to an operating expense limitation pursuant to which Price Associates is contractually required to pay all operating expenses of the fund, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. Prior to November 1, 2023, the fund was not subject to an operating expense limitation. The fund is required to repay Price Associates for expenses previously paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limit in place at the time such amounts were paid; or (2) the current limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund.
T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-
disbursing agent. For the year ended December 31, 2023, expenses incurred pursuant to these service agreements were $112,000
($000s)
Undistributed ordinary income $ 3,095
Undistributed long-term capital gain 41,764
Net unrealized appreciation (depreciation) 1,338,828
Total distributable earnings (loss) $ 1,383,687
Expense limitation 0.05%
Expense limitation date 09/30/25
(Waived)/repaid during the period ($000s) $—

T. ROWE PRICE Institutional Small-Cap Stock Fund

for Price Associates and $3,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-
approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended December 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades and for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. These agreements may be rescinded at any time. For the year ended December 31, 2023, these reimbursements amounted to $323,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - INTERFUND LENDING PROGRAM
Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-
sponsored mutual funds. The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15%
of its net assets, and no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended
December 31, 2023, the fund earned $6,000 in interest income related to loans made to other funds on two days in the average amount of $16,100,000 and at an average annual rate of 6.76%. At December 31, 2023, there were no loans outstanding.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Institutional Small-Cap Stock Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Institutional Small-Cap Stock Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Funds, Inc. and
Shareholders of T. Rowe Price Institutional Small-Cap Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price
Institutional Small-Cap Stock Fund (one of the funds constituting T. Rowe Price Equity Funds, Inc., referred to hereafter as the "Fund")
as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Institutional Small-Cap Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $209,859,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $34,715,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $31,516,000 of the fund's income qualifies for the dividends-received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and
Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Institutional Small-Cap Stock Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Institutional Small-Cap Stock Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates, Inc. (T. Rowe
Price), and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of
Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
INTERESTED  DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [209]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); Chief
Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director, Chimera Investment Corporation (2017 to
2021); Director, First Industrial Realty Trust (2020 to present); Director, Federal Home Loan Bank of Pittsburgh
(2017 to 2019)
Melody Bianchetto (1966)
2023 [209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan (1951)
2013 [209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chair of the Board (2016 to 2020)
and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Member,
Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council
Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston Properties (2016 to
present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2012 [209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Mark J. Parrell (1966)
2023 [209]
Board of Trustees Member and Chief Executive Officer (2019 to present), President (2018 to present), Executive
Vice President and Chief Financial Officer (2007 to 2018), and Senior Vice President and Treasurer (2005 to 2007),
EQR; Member, Nareit Dividends Through Diversity, Equity & Inclusion CEO Council and Chair, Nareit 2021 Audit
and Investment Committee (2021); Advisory Board, Ross Business School at University of Michigan (2015 to 2016);
Member, National Multifamily Housing Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living, Inc. (2015 to 2017); Director, Aviv REIT,
Inc. (2013 to 2015); Director, Real Estate Roundtable and the 2022 Executive Board Nareit; Board of Directors and
Chair of the Finance Committee, Greater Chicago Food Depository
Kellye L. Walker (1966)
2021 [209]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds

T. ROWE PRICE Institutional Small-Cap Stock Fund

OFFICERS
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Eric L. Veiel, CFA (1972)
2022 [209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company; Vice President, Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Equity Funds  Principal Occupation(s)
Francisco Alonso (1978)
Executive Vice President
Vice President, Price Investment Management, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Brian W.H. Berghuis, CFA (1958)
Executive Vice President
Vice President, Price Investment Management, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President and
Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS (to 2019)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary, T. Rowe Price; Assistant
Secretary, T. Rowe Price Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore, T. Rowe Price Investment
Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Paul D. Greene II (1978)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company; formerly, Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Stephon Jackson, CFA (1962)
Co-president
Director and President, Price Investment Management; Vice President,
T. Rowe Price Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
John D. Linehan, CFA (1965)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment Management, T. Rowe Price
Investment Services, Inc., and T. Rowe Price Trust Company
Sean P. McWilliams (1988)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Joshua Nelson (1977)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Institutional Small-Cap Stock Fund

Name (Year of Birth)
Position Held With Equity Funds  Principal Occupation(s)
Alexander P. Roik, CFA (1991)
Executive Vice President
Vice President, Price Investment Management and T. Rowe Price Group, Inc.
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Gabriel Solomon (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Taymour R. Tamaddon, CFA (1976)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
John F. Wakeman (1962)
Vice President
Vice President, Price Investment Management and T. Rowe Price Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281832 E129-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$46,733	$41,909
Audit-Related Fees	-	-
Tax Fees	6,273	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

   (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024